Offerings	Aug. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Fee Rate	0.01381%
Offering Note	The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of all registration fees relating to newly registered securities. In connection with securities offered hereby, the Registrant will pay registration fees on a "pay-as-you-go" basis in accordance with Rule 456(b), calculated using the fee payment rate in effect on the date of payment. An unspecified aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the Registrant. Separate consideration may or may not be received for securities that are issuable upon exercise, settlement, conversion or exchange of other securities or that are issued in units with other securities registered hereunder. In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or other similar transaction.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share
Fee Rate	0.01381%
Offering Note	See Note (1).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	See Note (1).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Note (1). This registration statement covers senior and subordinated debt securities.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Note (1).
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01381%
Offering Note	See Note (1).
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note (1).
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	See Note (1).
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Note (1).
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-274068
Carry Forward Initial Effective Date	Aug. 28, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-274068
Carry Forward Initial Effective Date	Aug. 28, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-274068
Carry Forward Initial Effective Date	Aug. 28, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-274068
Carry Forward Initial Effective Date	Aug. 28, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-274068
Carry Forward Initial Effective Date	Aug. 28, 2023
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-274068
Carry Forward Initial Effective Date	Aug. 28, 2023
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-274068
Carry Forward Initial Effective Date	Aug. 28, 2023
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-274068
Carry Forward Initial Effective Date	Aug. 28, 2023
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-274068
Carry Forward Initial Effective Date	Aug. 28, 2023
Offering: 19
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-274068
Carry Forward Initial Effective Date	Aug. 28, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 22,040.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes securities having a maximum aggregate offering price of $200,000,000 that were previously registered and remain unsold under the Registrant's Registration Statement on Form S-3 (File No. 333-274068), initially filed on August 18, 2023 and declared effective on August 28, 2023 (the "Prior Registration Statement") (the "Carry Forward Securities"). No securities were sold pursuant to the Prior Registration Statement. The $22,040 filing fee previously paid with respect to the Carry Forward Securities is being carried forward to this registration statement and will continue to be applied to the Carry Forward Securities. Accordingly, no additional filing fee is due with respect to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the Prior Registration Statement will be deemed terminated as of the effectiveness of this registration statement.